INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Table 7.1: Details of Intangible Assets, Net
	As of December 31,
	2025			2024
	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount
Contractual relationship	$-	$-	$-	$66,361	$(66,361)	$-
Implementation	-	-	-	28,099	(28,099)	-
Software	-	-	-	100,000	(75,000)	25,000
Intangible assets, net	$-	$-	$-	$194,460	$(169,460)	$25,000

SCHEDULE OF INTANGIBLE ASSET AMORTIZATION
Table 7.2: Details of Intangible Asset Amortization
	For the Year Ended December 31,
	2025	2024
Amortization expense, presented in SG&A	$25,000	$16,667